Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$249,244.49

Principal:
Principal Collections	$6,539,722.27
Prepayments in Full	$2,408,357.03
Liquidation Proceeds	$119,062.63
Recoveries	$23,258.83
Sub Total	$9,090,400.76
Collections	$9,339,645.25

Purchase Amounts:
Purchase Amounts Related to Principal	$27,150.19
Purchase Amounts Related to Interest	$87.97
Sub Total	$27,238.16

Clean-up Call	$111,282,909.88

Reserve Account Draw Amount	$2,631,648.59

Available Funds - Total	$123,281,441.88

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	47
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$123,281,441.88
Servicing Fee	$100,426.27	$100,426.27	$0.00	$0.00	$123,181,015.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$123,181,015.61
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$123,181,015.61
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$123,181,015.61
Interest - Class A-4 Notes	$52,402.99	$52,402.99	$0.00	$0.00	$123,128,612.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$123,128,612.62
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$123,078,379.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$123,078,379.62
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$123,040,893.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$123,040,893.95
Regular Principal Payment	$92,889,994.99	$92,889,994.99	$0.00	$0.00	$30,150,898.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,150,898.96
Residual Released to Depositor	$0.00	$30,150,898.96	$0.00	$0.00	$0.00

Total		$123,281,441.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$92,889,994.99
Total					$92,889,994.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$40,309,994.99	$424.14	$52,402.99	$0.55	$40,362,397.98	$424.69
Class B Notes	$31,560,000.00	$1,000.00	$50,233.00	$1.59	$31,610,233.00	$1,001.59
Class C Notes	$21,020,000.00	$1,000.00	$37,485.67	$1.78	$21,057,485.67	$1,001.78
Total	$92,889,994.99	$88.24	$140,121.66	$0.13	$93,030,116.65	$88.37

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$40,309,994.99	0.4241372	$0.00	0.0000000
Class B Notes	$31,560,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$21,020,000.00	1.0000000	$0.00	0.0000000
Total	$92,889,994.99	0.0882440	$0.00	0.0000000

Pool Information
Weighted Average APR	2.766%	2.790%
Weighted Average Remaining Term	20.35	19.64
Number of Receivables Outstanding	11,114	10,638
Pool Balance	$120,511,519.03	$111,282,909.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$113,943,183.72	$105,381,300.45
Pool Factor	0.1051410	0.0970895

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$5,901,609.43
Targeted Overcollateralization Amount	$26,954,798.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$111,282,909.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$2,631,648.59
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(2,631,648.59)
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$134,317.03
(Recoveries)		32	$23,258.83
Net Loss for Current Collection Period			$111,058.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1059%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.1129)%
Second Prior Collection Period			0.4660%
Prior Collection Period			0.3468%
Current Collection Period			1.1499%
Four Month Average (Current and Prior Three Collection Periods)			0.4625%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,732	$6,532,751.36
(Cumulative Recoveries)			$1,948,166.87
Cumulative Net Loss for All Collection Periods			$4,584,584.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,771.80
Average Net Loss for Receivables that have experienced a Realized Loss			$2,646.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.08%	141	$2,310,944.31
61-90 Days Delinquent	0.36%	23	$398,595.89
91-120 Days Delinquent	0.06%	2	$61,910.45
Over 120 Days Delinquent	0.28%	14	$309,364.67
Total Delinquent Receivables	2.77%	180	$3,080,815.32

Repossession Inventory:
Repossessed in the Current Collection Period		1	$18,505.05
Total Repossessed Inventory		5	$102,393.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3529%
Prior Collection Period			0.3509%
Current Collection Period			0.3666%
Three Month Average			0.3568%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6918%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	47

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	35	$627,932.85
2 Months Extended	59	$975,237.95
3+ Months Extended	6	$109,847.44

Total Receivables Extended	100	$1,713,018.24
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer